PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 2,097,896	¥ 1,780,071
Less: Accumulated depreciation	(821,390)	(709,209)
Property and equipment held under finance leases net excluding construction in progress	1,276,506	1,070,862
Construction-in-progress		219,283
Impairment	(19,136)	(19,361)
Property and equipment held under finance leases, net	¥ 1,257,370	¥ 1,270,784
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 1,018,459	¥ 993,158
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	941,513	648,989
Optical fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 137,924	¥ 137,924